Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Assets:
Equity securities (without readily determinable fair values)	¥ 193,297	¥ 207,407
Fair Value, Measurements, Nonrecurring
Assets:
Loans	94,000	81,000
Loans held-for-sale	177,000	76,000
Equity securities (without readily determinable fair values)	1,000	4,000
Other investments	132,000
Total assets measured at fair value	404,000	161,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	166,000	128,000
Loans held-for-sale	192,000	77,000
Equity securities (without readily determinable fair values)	1,000	4,000
Other investments	161,000
Premises and equipment-net	1,000	13,000
Other assets		3,000
Total assets measured at fair value	521,000	225,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments	132,000
Total assets measured at fair value	132,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans held-for-sale	51,000	27,000
Equity securities (without readily determinable fair values)	1,000	3,000
Total assets measured at fair value	52,000	30,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	94,000	81,000
Loans held-for-sale	126,000	49,000
Equity securities (without readily determinable fair values)		1,000
Total assets measured at fair value	¥ 220,000	¥ 131,000